Schedule of Revenue (Details) (Parenthetical) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Bitcoins mined during the year, Number	41.21		89.09
Bitcoin Operations in Duffsite [Member]
Disaggregation of Revenue [Line Items]
Bitcoins mined during the year, Number	25.63	33.33
Bitcoin Operation in Memphis Site [Member]
Disaggregation of Revenue [Line Items]
Bitcoins mined during the year, Number	15.58